Severance Indemnities and Pension Plans	12 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans	SEVERANCE INDEMNITIES AND PENSION PLANS
Defined Benefit Pension Plans
The MUFG Group has funded non-contributory defined benefit pension plans, which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 (“pension benefits”) based on eligible compensation at the time of severance, rank, years of service and other factors.
MUFG Bank and certain domestic subsidiaries, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans which provide benefits to all their domestic employees.
The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.
Severance Indemnities Plans
The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.
Other Postretirement Plans
The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2023, 2024 and 2025 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2023	2024	2025	2023 (As Adjusted)			2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits		Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,026	¥34,653	¥31,728	¥16,793		¥97	¥13,231	¥52	¥14,759	¥52
Interest cost on projected benefit obligation	14,356	20,547	23,954	20,634		1,002	8,461	1,216	8,850	1,266
Expected return on plan assets	(84,084)	(83,130)	(95,929)	(44,590)		(3,200)	(10,810)	(1,503)	(12,443)	(1,670)
Amortization of net actuarial loss (gain)	1,446	(591)	(16,821)	7,534		155	1,362	1,191	2,112	(89)
Amortization of prior service cost	(1,396)	(1,974)	(282)	(3,115)		(432)	(945)	(426)	(1,328)	(449)
Loss (gain) on settlements and curtailment	(4,860)	(13,659)	(13,754)	84,345	(1)	—	1,803	—	15	—
Other	—	(194)	(203)	—		—	3,939	6	(2,513)	(301)
Net periodic benefit cost (income)	¥(33,512)	¥(44,348)	¥(71,307)	¥81,601		¥(2,378)	¥17,041	¥536	¥9,452	¥(1,191)

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2023	2024	2025	2023		2024		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.86%	1.36%	1.70%	2.51%	2.21%	4.74%	4.59%	5.06%	5.00%
Discount rates in determining benefit obligation	1.36	1.70	2.89	4.76	4.68	5.06	5.06	5.22	5.26
Rates of increase in future compensation level for determining expense	3.46	3.47	3.49	5.04	—	5.09	—	5.50	—
Rates of increase in future compensation level for determining benefit obligation	3.47	3.49	3.91	5.09	—	5.50	—	5.44	—
Expected rates of return on plan assets	2.93	2.97	2.89	4.86	5.50	4.98	6.25	5.93	7.00
Cash balance crediting rate for determining expense	2.46	2.46	2.46	1.94	—	3.72	—	4.38	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.53	3.72	—	4.38	—	4.59	—
The following table presents the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	2024(1)	2025(1)
Initial trend rate	7.50%	8.00%
Ultimate trend rate	4.00%	4.00%
Year the rate reaches the ultimate trend rate	2033	2035

Note:
(1)Fiscal years of foreign subsidiaries end on December 31. Therefore, the above table presents the rates and amounts at December 31, 2023 and 2024, respectively.
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2024 and 2025:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2024		2025		2024 (As Adjusted)		2025
	Non-contributory pension benefits and SIP		Non-contributory pension benefits and SIP		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,547,273		¥1,448,579		¥196,696	¥24,195	¥198,793	¥25,719
Service cost	34,653		31,728		13,231	52	14,759	52
Interest cost	20,547		23,954		8,461	1,216	8,850	1,266
Plan participants’ contributions	—		—		—	477	—	430
Acquisitions/ Divestitures	(216)		(354)		1,657	—	—	—
Amendments	—		—		(608)	—	(2,075)	—
Actuarial loss (gain)	(69,696)	(1)	(109,527)	(1)	(1,199)	(643)	(5,195)	(1,107)
Benefits paid	(65,641)		(65,960)		(30,940)	(2,676)	(7,721)	(2,555)
Lump-sum payment	(18,341)		(17,908)		(4,259)	—	(5,837)	—
Translation adjustments and other	—		—		15,754	3,098	(2,258)	(411)
Benefit obligation at end of fiscal year	1,448,579		1,310,512		198,793	25,719	199,316	23,394
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,774,572		3,333,330		215,819	22,197	196,991	23,671
Actual return on plan assets	598,836		117,384		(6,764)	620	7,761	993
Employer contributions	25,521		25,184		2,045	148	2,826	228
Acquisitions/ Divestitures	42		(26)		—	—	—	—
Plan participants’ contributions	—		—		—	477	—	430
Benefits paid	(65,641)		(65,960)		(30,940)	(2,676)	(7,721)	(2,555)
Translation adjustments and other	—		(140)		16,831	2,905	(6,222)	(277)
Fair value of plan assets at end of fiscal year	¥3,333,330		¥3,409,772		¥196,991	¥23,671	¥193,635	¥22,490
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,902,768		¥2,116,823		¥82,633	¥1,359	¥79,809	¥—
Accrued benefit cost	(18,017)		(17,563)		(84,435)	(3,407)	(85,490)	(904)
Net amount recognized	¥1,884,751		¥2,099,260		¥(1,802)	¥(2,048)	¥(5,681)	¥(904)

Note:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2024 and 2025 primarily result from changes in the discount rate.
The aggregated accumulated benefit obligations of these plans at March 31, 2024 and 2025 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)	2025
	(in millions)
Aggregated accumulated benefit obligations	¥1,425,853	¥1,292,334	¥170,385	¥171,906
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2024 and 2025 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)	2025
	(in millions)
Projected benefit obligations	¥24,655	¥21,768	¥94,145	¥93,518
Accumulated benefit obligations	24,655	21,768	66,949	67,399
Fair value of plan assets	7,771	5,304	9,708	8,275
MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2023, 2024 and 2025 were ¥16,888 million, ¥19,116 million and ¥14,089 million, respectively.
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2024 and 2025:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥(538,886)	¥(638,775)	¥38,066	¥2,105	¥34,990	¥1,685
Prior service cost	525	807	(1,743)	(1,114)	(2,467)	(659)
Gross amount recognized in Accumulated OCI	(538,361)	(637,968)	36,323	991	32,523	1,026
Taxes	121,569	152,200	(10,923)	(306)	(9,134)	(281)
Net amount recognized in Accumulated OCI	¥(416,792)	¥(485,768)	¥25,400	¥685	¥23,389	¥745
The following table presents OCI for the fiscal years ended March 31, 2024 and 2025:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(585,393)	¥(130,464)	¥16,343	¥240	¥(1,570)	¥(490)
Prior service cost arising during the year	—	—	(608)	—	(2,188)	—
Losses (gains) due to amortization:
Net actuarial loss (gain)	591	16,821	(1,362)	(1,191)	(2,112)	89
Prior service cost	1,974	282	945	426	1,328	449
Curtailment and settlement	13,659	13,754	(1,803)	—	(15)	—
Foreign currency translation adjustments	—	—	3,277	162	757	(13)
Total changes in Accumulated OCI	¥(569,169)	¥(99,607)	¥16,792	¥(363)	¥(3,800)	¥35
Investment policies
MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2025 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.6%	—%	—%
Japanese debt securities	23.0	—	—
Non-Japanese equity securities	13.5	29.8	30.0
Non-Japanese debt securities	21.7	61.3	64.0
Real estate	1.2	6.9	6.0
Short-term assets and other	5.0	2.0	—
Total	100.0%	100.0%	100.0%
Basis and procedure for estimating long-term return of each asset category
MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.
MUFG has determined the expected long-term rate of return for each asset category as follows:
•Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities
•Japanese debt securities: economic growth rate of Japan
•Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities
•Non-Japanese debt securities: global economic growth rate
Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.
Estimated future benefit payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2026	¥82,594	¥12,170	¥2,452
2027	78,928	13,770	2,327
2028	79,260	14,523	2,169
2029	78,574	14,661	2,014
2030	77,371	15,747	1,856
Thereafter (2031-2035)	363,606	106,242	8,070
Fair value measurement of the plan assets
The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 31.
Government bonds and other debt securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institution bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.
Marketable equity securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.
Japanese pooled funds
Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values per share (or its equivalent) as a practical expedient.
Other investment funds
Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values per share (or its equivalent) as a practical expedient. Other investment funds classified in Level 3 of the fair value hierarchy consist of certain real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.
Japanese general accounts of life insurance companies
These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.
Other investments
Other investments mainly consist of call loans with the remainder consisting of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy.
The following tables present the fair value of each major category of plan assets as of March 31, 2024 and 2025:
Pension benefits and SIP Investments:

At March 31, 2024	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥57,220	¥—	¥—	¥57,220	¥—	¥—	¥—	¥—
Non-Japanese government bonds	5,880	—	—	5,880	10,226	2,744	—	12,970
Other debt securities	4,404	112,628	2,548	119,580	—	44,397	—	44,397
Japanese marketable equity securities	1,030,420	—	—	1,030,420	—	—	—	—
Non-Japanese marketable equity securities	96,727	453	—	97,180	—	—	—	—
Other investment funds	—	—	—	—	600	45,098	—	45,698
Japanese general account of life insurance companies(1)	—	199,432	—	199,432	—	—	—	—
Other investments	16,823	11,393	—	28,216	3,363	1,414	432	5,209
Total	¥1,211,474	¥323,906	¥2,548	¥1,537,928	¥14,189	¥93,653	¥432	¥108,274

At March 31, 2025	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥51,627	¥—	¥—	¥51,627	¥—	¥—	¥—	¥—
Non-Japanese government bonds	571	—	—	571	14,948	2,449	—	17,397
Other debt securities	3,691	113,713	2,567	119,971	—	47,657	—	47,657
Japanese marketable equity securities	1,055,319	—	—	1,055,319	—	—	—	—
Non-Japanese marketable equity securities	75,941	83	—	76,024	—	—	—	—
Other investment funds	—	—	—	—	4,529	46,132	—	50,661
Japanese general account of life insurance companies(1)	—	194,758	—	194,758	—	—	—	—
Other investments	20,508	27,395	—	47,903	152	1,664	333	2,149
Total	¥1,207,657	¥335,949	¥2,567	¥1,546,173	¥19,629	¥97,902	¥333	¥117,864

Note:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 0.95% from April 1, 2023 to March 31, 2024 and 0.94% from April 1, 2024 to March 31, 2025.
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2024 and 2025:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2024		2025		2024		2025
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥74,802		¥63,276		¥—		¥—
Japanese debt securities	203,075		191,765		—		—
Non-Japanese marketable equity securities	195,320		166,045		—		—
Non-Japanese debt securities	290,985		288,808		—		—
Other	89,894		134,293		—		—
Total pooled funds	854,076		844,187		—		—
Other investment funds	941,326	(1)	1,019,412	(1)	88,717	(2)	75,771	(2)
Total	¥1,795,402		¥1,863,599		¥88,717		¥75,771

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥899,855 million and ¥11,876 million, respectively, at March 31, 2024 and ¥977,917 million and ¥11,205 million, respectively, at March 31, 2025.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥5,983 million, ¥50,248 million and ¥32,294 million, respectively, at March 31, 2024 and ¥5,787 million, ¥39,712 million and ¥30,093 million, respectively, at March 31, 2025.
Other debt securities and Japanese debt securities in the above Pension benefits and SIP tables include ¥2,355 million (0.07% of plan assets) of debt securities issued by the MUFG Group at March 31, 2024 and ¥2,615 million (0.07% of plan assets) at March 31, 2025, respectively. Japanese marketable equity securities in the above Pension benefits and SIP tables include ¥8,022 million (0.23% of plan assets) of common stock issued by the MUFG Group at March 31, 2024 and ¥7,076 million (0.20% of plan assets) at March 31, 2025, respectively.